Shareholder’s Equity - Schedule of Activities Share Options (Details) - USD ($)			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Activities Share Options [Abstract]
Number of Share Options, Outstanding Ending (in Shares)	24,490,506	28,673,014	22,454,770	24,046,324
Weighted Average Exercise Price, Outstanding Ending	$ 0.68	$ 0.26	$ 0.72	$ 0.26
Weighted Average Grant-date Fair value ,Outstanding Ending	$ 0.4	$ 0.15	$ 0.43	$ 0.16
Weighted Average Remaining Contractual Term, Outstanding Ending	6 years 1 month 28 days	7 years 21 days	5 years 7 months 28 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Outstanding Beginning (in Dollars)	$ 440,464,693		$ 455,431,408
Number of Share Options, Exercisable (in Shares)			21,714,454	18,395,534
Weighted Average Exercise Price, Exercisable			$ 0.26	$ 0.26
Weighted Average Grant-date Fair value , Exercisable			$ 0.15	$ 0.15
Weighted Average Remaining Contractual Term, Exercisable			5 years 6 months 18 days	6 years 6 months 18 days
Aggregate Intrinsic Value, Exercisable (in Dollars)			$ 450,313,694
Number of Share Options, Vested and Expected to Vest (in Shares)			22,454,770	24,046,324
Weighted Average Exercise Price,Vested and Expected to Vest			$ 0.72	$ 0.26
Weighted Average Grant-date Fair value, Vested and Expected to Vest			$ 0.43	$ 0.16
Weighted Average Remaining Contractual Term, Vested and Expected to Vest			5 years 7 months 28 days	6 years 6 months 21 days
Aggregate Intrinsic Value, Vested and Expected to Vest (in Dollars)			$ 455,431,408
Number of Share Options, Expired, forfeited or cancelled (in Shares)			(2,035,736)	(4,626,690)
Weighted Average Exercise Price, Expired, forfeited or cancelled			$ 0.25	$ 0.25
Weighted Average Grant-date Fair value, Expired, forfeited or cancelled			$ 0.14	$ 0.14
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled			5 years 6 months 18 days	6 years 6 months 18 days
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)			$ (42,241,522)